UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359
Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: July 31
Date of reporting period: February 1, 2014 to April 30, 2014

Item 1.    Schedule of Investments.
Attached hereto.

MZF Managed Duration Investment Grade Municipal Fund
Portfolio of Investments
April 30, 2014 (unaudited)

Principal					Optional
Amount	Description	Rating *	Coupon	Maturity	Call Provisions**	Value
	Long-Term Investments - 168.4%***
	Municipal Bonds - 166.3%
	Alabama - 2.8%
$845,000	Courtland Industrial Development Board, AMT, Series B	BBB	6.250%	08/01/2025	08/01/14 @ 100	$847,442
1,890,000	Courtland Industrial Development Board, AMT	Baa3	6.000%	08/01/2029	08/01/14 @ 100	1,892,193
						2,739,635

	Alaska - 0.9%
750,000	Alaska Municipal Bond Bank Authority, General Obligation, Series 1	AA+	5.750%	09/01/2033	09/01/18 @ 100	840,420

	Arizona - 6.5%
2,500,000	Arizona Health Facilities Authority(a)	AA-	0.966%	01/01/2037	01/01/17 @ 100	2,002,450
2,000,000	Arizona Health Facilities Authority, Series A3(a)	BBB+	1.950%	02/01/2048	08/05/22 @ 100	1,945,300
1,250,000	Glendale Municipal Property Corp., General Obligation, Series B	AA+	5.000%	07/01/2033	01/01/23 @ 100	1,343,475
1,000,000	Industrial Development Authority of the City of Phoenix	A+	5.250%	06/01/2034	06/01/22 @ 100	1,051,640
						6,342,865

	California - 16.5%
1,000,000	Bay Area Toll Authority, Series A(a)	AA	1.350%	04/01/2036	10/01/26 @ 100	996,970
1,500,000	California Health Facilities Financing Authority, Series B	AA-	5.875%	08/15/2031	08/15/20 @ 100	1,726,485
1,000,000	California Pollution Control Financing Authority, AMT(b)	Baa3	5.000%	07/01/2030	07/01/22 @ 100	1,015,330
2,500,000	California Statewide Communities Development Authority(a)	A+	0.936%	04/01/2036	05/06/14 @ 100	1,910,675
2,500,000	City of Chula Vista CA, AMT, Series B	A	5.500%	12/01/2021	06/02/15 @ 100	2,554,250
1,000,000	Los Angeles County Public Works Financing Authority	AA	4.000%	08/01/2042	08/01/22 @ 100	941,800
2,525,000	Los Angeles Unified School District, Series F	AA-	5.000%	01/01/2034	07/01/19 @ 100	2,770,783
3,500,000	Sacramento County Sanitation Districts Financing Authority, Series B, (AGC-ICC FGIC)(a)	AA	0.688%	12/01/2035	06/01/17 @ 100	2,787,190
1,000,000	San Bernardino City Unified School District, Series A, (AGM)	AA	5.000%	08/01/2028	08/01/23 @ 100	1,105,840
1,195,000	San Diego Unified School District(c)	AA-	0.000%	07/01/2038	01/01/24 @ 45	328,661
						16,137,984

	Colorado - 2.2%
1,000,000	City & County of Denver CO Airport System Revenue, Series B	A	5.000%	11/15/2043	11/15/23 @ 100	1,068,760
1,000,000	Colorado Health Facilities Authority, Series A	A+	5.250%	01/01/2045	01/01/23 @ 100	1,074,730
						2,143,490

	Connecticut - 1.8%
1,750,000	Connecticut Housing Finance Authority, Series D 2	AAA	4.000%	11/15/2034	05/15/21 @ 100	1,747,550

	Delaware - 1.7%
1,500,000	Delaware State Economic Development Authority	BBB+	5.400%	02/01/2031	08/01/20 @ 100	1,620,855

	District of Columbia - 2.1%
2,000,000	District of Columbia Housing Finance Agency, AMT, (FHA)	Aaa	5.100%	06/01/2037	06/01/15 @ 102	2,022,560

	Florida - 11.9%
1,000,000	County of Broward FL, AMT, Series A, (AGM)	AA	5.000%	04/01/2038	04/01/23 @ 100	1,024,510
2,200,000	County of Miami-Dade FL, Aviation Revenue, AMT, Series A, (CIFG)	A	5.000%	10/01/2038	10/01/15 @ 100	2,239,358
1,500,000	JEA Water & Sewer System Revenue, Series B	AA	4.000%	10/01/2041	10/01/17 @ 100	1,475,400
2,000,000	Miami-Dade County Educational Facilities Authority, Series A	A-	5.000%	04/01/2042	04/01/23 @ 100	2,099,580
1,500,000	Miami-Dade County School Board Foundation, Inc., Series A, (Assured Gty)	AA	5.375%	02/01/2034	02/01/19 @ 100	1,614,960
1,000,000	Seminole Tribe of Florida, Inc., Series A(b)	BBB-	5.250%	10/01/2027	10/01/17 @ 100	1,041,980
1,000,000	Tampa-Hillsborough County Expressway Authority, Series B	A	5.000%	07/01/2042	07/01/22 @ 100	1,055,410
1,000,000	Town of Davie FL, Series A	BBB	6.000%	04/01/2042	04/01/23 @ 100	1,115,230
						11,666,428

	Hawaii - 1.1%
1,000,000	Hawaii Pacific Health, Series B	A-	5.625%	07/01/2030	07/01/20 @ 100	1,115,540

	Illinois - 12.2%
1,000,000	Chicago Board of Education, General Obligation, Series A	A+	5.000%	12/01/2041	12/01/21 @ 100	983,790
1,750,000	Chicago O'Hare International Airport, Series C	A-	5.500%	01/01/2031	01/01/21 @ 100	1,913,712
2,000,000	Illinois Finance Authority, Roosevelt University Revenue	Baa3	5.500%	04/01/2037	04/01/17 @ 100	1,956,580
1,000,000	Illinois Finance Authority, Rush University Medical Center Revenue, Series C	A	6.375%	11/01/2029	05/01/19 @ 100	1,143,840
670,000	Illinois Housing Development Authority, AMT, Series A-2	AA	5.000%	08/01/2036	02/01/16 @ 100	673,263
2,000,000	Metropolitan Pier & Exposition Authority, Series A	AAA	5.000%	06/15/2042	06/15/22 @ 100	2,076,880
1,000,000	Railsplitter Tobacco Settlement Authority	A-	6.000%	06/01/2028	06/01/21 @ 100	1,158,790
2,000,000	State of Illinois, General Obligation, Series A	A-	5.000%	03/01/2028	03/01/15 @ 100	2,003,020
						11,909,875

	Indiana - 1.1%
1,000,000	Indiana Finance Authority	BB-	6.000%	12/01/2026	06/01/20 @ 100	1,041,150

	Iowa - 6.2%
1,090,000	Iowa Finance Authority	A+	5.000%	08/15/2029	08/15/22 @ 100	1,169,276
1,650,000	Iowa Finance Authority	BBB-	4.750%	08/01/2042	08/01/22 @ 100	1,554,547
1,500,000	Iowa Higher Education Loan Authority	BB	5.500%	09/01/2025	09/01/20 @ 100	1,540,110
2,000,000	Iowa Tobacco Settlement Authority, Series B	B+	5.600%	06/01/2034	06/01/17 @ 100	1,803,800
						6,067,733

	Kentucky - 2.2%
1,000,000	County of Owen KY, Waterworks System Revenue, Series B	A-	5.625%	09/01/2039	09/01/19 @ 100	1,059,440
1,000,000	Kentucky Economic Development Finance Authority, Series A	A2	5.625%	08/15/2027	08/15/18 @ 100	1,102,910
						2,162,350

	Louisiana - 10.0%
1,000,000	East Baton Rouge Sewerage Commission, Series A	AA-	5.250%	02/01/2034	02/01/19 @ 100	1,086,220
3,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority	BBB	6.750%	11/01/2032	11/01/17 @ 100	3,320,700
1,000,000	Louisiana Public Facilities Authority, Hospital Revenue	A3	5.250%	11/01/2030	05/01/20 @ 100	1,041,120
1,000,000	Parish of DeSoto LA, AMT, Series A	BBB	5.850%	11/01/2027	11/01/14 @ 100	1,000,370
1,500,000	Parish of St John the Baptist LA, Series A	BBB	5.125%	06/01/2037	06/01/17 @ 100	1,573,245
1,600,000	State of Louisiana Gasoline & Fuels Tax Revenue, Series C1	AA	5.000%	05/01/2043	05/01/23 @ 100	1,731,104
						9,752,759

	Maryland - 0.5%
500,000	Maryland Economic Development Corp.	BB	5.750%	09/01/2025	09/01/20 @ 100	532,610

	Massachusetts - 5.9%
1,800,000	Commonwealth of Massachusetts, (BHAC-CR FGIC)(a)	AA+	0.721%	05/01/2037	05/01/17 @ 100	1,569,420
970,000	Massachusetts Educational Financing Authority, AMT	AA	5.375%	07/01/2025	07/01/21 @ 100	1,041,615
955,000	Massachusetts Educational Financing Authority, AMT	AA	4.700%	07/01/2026	07/01/21 @ 100	987,183
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A	BBB	6.250%	07/01/2030	07/01/19 @ 100	1,156,710
950,000	Massachusetts Housing Finance Agency, AMT	AA-	5.100%	12/01/2027	06/01/17 @ 100	969,732
						5,724,660

	Michigan - 4.9%
1,000,000	City of Detroit MI, Sewer Disposal Revenue, Series B, (AGM)	AA	7.500%	07/01/2033	07/01/19 @ 100	1,090,020
1,000,000	City of Detroit MI, Water Supply System Revenue, (AGM)	AA	7.000%	07/01/2036	07/01/19 @ 100	1,081,330
500,000	Detroit Wayne County Stadium Authority, (AGM)	AA	5.000%	10/01/2026	10/01/22 @ 100	527,700
1,000,000	Michigan Finance Authority	AA-	5.000%	12/01/2031	12/01/21 @ 100	1,076,930
1,000,000	Michigan Strategic Fund, Series B-1	A-2	6.250%	06/01/2014	N/A	1,004,120
						4,780,100

	Minnesota - 1.3%
1,500,000	St. Paul Port Authority, AMT	BBB-	4.500%	10/01/2037	10/01/22 @ 100	1,277,490

	Mississippi - 1.1%
1,000,000	County of Warren MS, Series A	BBB	6.500%	09/01/2032	09/01/18 @ 100	1,106,620

	Nevada - 1.6%
1,435,000	Las Vegas Valley Water District, Series C	AA+	5.000%	06/01/2031	06/01/21 @ 100	1,572,545

	New Hampshire - 1.0%
1,000,000	New Hampshire Health and Education Facilities Authority Act	BBB	5.000%	01/01/2034	01/01/22 @ 100	1,013,260

	New Jersey - 7.5%
3,000,000	New Jersey Economic Development Authority, Series I(a)	A	1.700%	03/01/2028	03/01/23 @ 100	2,923,740
500,000	New Jersey Economic Development Authority, Series C	BBB-	5.000%	07/01/2032	07/01/22 @ 100	485,450
1,500,000	New Jersey Health Care Facilities Financing Authority, (Prerefunded @ 7/1/2019)(d)	Baa2	5.750%	07/01/2039	07/01/19 @ 100	1,827,600
2,000,000	New Jersey Transportation Trust Fund Authority, Series A	A	5.000%	06/15/2042	06/15/22 @ 100	2,100,520
						7,337,310

	New York - 11.8%
1,895,000	City of New York NY, Series J, (Prerefunded @ 5/15/2014)(d)	NR	5.000%	05/15/2023	05/15/14 @ 100	1,897,558
2,750,000	Long Island Power Authority, Series A, (Prerefunded @ 9/1/2014)(d)	A-	5.100%	09/01/2029	09/01/14 @ 100	2,794,110
2,000,000	Metropolitan Transportation Authority, Series E	A+	5.000%	11/15/2043	11/15/23 @ 100	2,124,540
300,000	New York City Industrial Development Agency, American Airlines, JFK International Airport, AMT	NR	7.500%	08/01/2016	N/A	316,587
700,000	New York State Dormitory Authority, Series B	A-	5.250%	07/01/2024	07/01/17 @ 100	751,646
1,000,000	New York State Dormitory Authority, Series A	BBB	5.000%	07/01/2032	07/01/22 @ 100	1,045,570
1,500,000	Suffolk County Industrial Development Agency, AMT	A-	5.250%	06/01/2027	06/01/15 @ 100	1,505,490
1,000,000	Troy Industrial Development Authority	A-	5.000%	09/01/2031	09/01/21 @ 100	1,069,430
						11,504,931

	Ohio - 3.3%
2,000,000	American Municipal Power, Inc., Series B	A	5.000%	02/15/2042	02/15/22 @ 100	2,101,040
1,000,000	Ohio Air Quality Development Authority	BBB-	5.625%	06/01/2018	N/A	1,097,080
						3,198,120

	Oklahoma - 1.1%
1,000,000	Oklahoma Development Finance Authority	A+	5.000%	02/15/2034	02/15/22 @ 100	1,057,990

	Pennsylvania - 7.7%
1,110,000	City of Philadelphia PA, General Obligation, Series A, (Assured Gty)	AA	5.375%	08/01/2030	08/01/19 @ 100	1,204,894
1,100,000	City of Philadelphia PA, General Obligation	A+	5.875%	08/01/2031	08/01/16 @ 100	1,160,588
1,000,000	County of Lehigh PA	A+	4.000%	07/01/2043	07/01/22 @ 100	896,090
1,500,000	Delaware River Port Authority	BBB	5.000%	01/01/2027	01/01/23 @ 100	1,598,580
1,000,000	Pennsylvania Higher Educational Facilities Authority, Series B	AA-	6.000%	08/15/2026	08/15/18 @ 100	1,155,180
1,000,000	Pennsylvania Higher Educational Facilities Authority, Series A	BBB	5.000%	05/01/2037	11/01/17 @ 100	1,009,540
500,000	State Public School Building Authority	A+	5.000%	04/01/2032	04/01/22 @ 100	534,285
						7,559,157

	Puerto Rico - 1.0%
1,215,000	Puerto Rico Sales Tax Financing Corp.	AA-	5.250%	08/01/2040	08/01/21 @ 100	987,090

	Rhode Island - 1.5%
1,300,000	Rhode Island Convention Center Authority, Series A, (Assured Gty)	AA	5.500%	05/15/2027	05/15/19 @ 100	1,436,565

	South Carolina - 4.7%
2,500,000	County of Florence SC, Series A, (AGM)	AA	5.250%	11/01/2027	11/01/14 @ 100	2,537,000
1,000,000	County of Georgetown SC, AMT, Series A	BBB	5.300%	03/01/2028	03/01/15 @ 100	1,000,360
1,000,000	South Carolina State Public Service Authority, Series E	AA-	5.000%	12/01/2048	12/01/23 @ 100	1,060,870
						4,598,230

	South Dakota - 1.2%
1,200,000	South Dakota Health & Educational Facilities Authority, Series A	A+	5.250%	11/01/2034	11/01/14 @ 100	1,207,356

	Tennessee - 3.4%
2,500,000	Knox County Health Educational & Housing Facility Board	BBB+	5.250%	04/01/2027	04/01/17 @ 100	2,615,550
650,000	Metropolitan Nashville Airport Authority	Baa3	5.200%	07/01/2026	07/01/20 @ 100	687,427
						3,302,977

	Texas - 13.3%
1,000,000	Fort Bend County Industrial Development Corp., Series B	Baa3	4.750%	11/01/2042	11/01/22 @ 100	963,710
2,000,000	Lower Colorado River Authority	A	6.250%	05/15/2028	05/15/18 @ 100	2,323,140
2,315,000	Matagorda County Navigation District No. 1, AMT, (AMBAC)	A	5.125%	11/01/2028	N/A	2,540,365
2,000,000	North Texas Tollway Authority, Series A	A-	5.625%	01/01/2033	01/01/18 @ 100	2,206,660
2,100,000	San Leanna Educational Facilities Corp.	BBB+	5.125%	06/01/2036	06/01/17 @ 100	2,123,982
720,000	Tarrant County Cultural Education Facilities Finance Corp., (Assured Gty)	AA	5.750%	07/01/2018	N/A	789,286
2,000,000	Tarrant County Cultural Education Facilities Finance Corp.	AA-	5.000%	10/01/2043	10/01/23 @ 100	2,069,700
						13,016,843

	Vermont - 2.9%
2,800,000	Vermont Student Assistance Corp., AMT, Series B-A2(a) (e)	A	3.223%	12/03/2035	06/01/14 @ 100	2,809,492

	Virginia - 1.5%
1,250,000	Washington County Industrial Development Authority, Series C	BBB+	7.500%	07/01/2029	01/01/19 @ 100	1,436,363

	Washington - 3.3%
1,000,000	Spokane Public Facilities District, Series A	A+	5.000%	12/01/2038	06/01/23 @ 100	1,059,030
1,000,000	Tes Properties	AA+	5.625%	12/01/2038	06/01/19 @ 100	1,126,140
1,000,000	Washington Higher Education Facilities Authority, Series A	A3	5.250%	04/01/2043	04/01/23 @ 100	1,072,690
						3,257,860

	Wisconsin - 2.4%
1,250,000	Wisconsin Health & Educational Facilities Authority, Series A	AA+	5.000%	11/15/2036	11/15/16 @ 100	1,325,450
1,000,000	WPPI Energy, Series A	A	5.000%	07/01/2037	07/01/23 @ 100	1,072,810
						2,398,260

	Wyoming - 4.2%
4,000,000	County of Sweetwater WY, AMT(e)	A-	5.600%	12/01/2035	12/01/15 @ 100	4,064,720

	Total Municipal Bonds - 166.3%
	(Cost $155,214,957)					162,491,743

	Preferred Shares - 2.1%
	Diversified Financial Services - 2.1%
$2,000,000	Centerline Equity Issuer Trust(b)	Aaa	5.750%	05/15/2015	N/A	2,068,280
	(Cost $2,000,000)

	Total Long-Term Investments - 168.4%
	(Cost $157,214,957)					164,560,023

Number
of Shares	Description					Value
	Money Market - 0.3%
257,375	JPMorgan Tax Free Money Market					257,375
	(Cost $257,375)

	Total Investments - 168.7%
	(Cost $157,472,332)					164,817,398
	Other Assets in excess of Liabilities - 2.4%					2,327,335
	Preferred Shares, at redemption value - (-71.1% of Net Assets Applicable to Common Shareholders or -42.1% of Total Investments)					(69,450,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$ 97,694,733

AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by Ambac Assurance Corporation
AMT - Income from this security is a preference item under the Alternative Minimum Tax.
Assured Gty – Insured by Assured Guaranty Corporation
CIFG – Insured by CIFG Assurance North America, Inc.
FHA – Guaranteed by Federal Housing Administration
N/A- Not Applicable

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.
(a)	Floating or variable rate coupon. The rate shown is as of April 30, 2014.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2014 these securities amounted to $4,125,590, which represents 4.2% of net assets applicable to common shares.

(c)	Zero coupon bond.
(d)
The bond is prerefunded.  U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

(e)	All or a portion of these securities have been physically segregated as collateral for borrowings outstanding. As of April 30, 2014, the total amount segregated was $6,874,212.

See previously submitted notes to financial statements for the period ended January 31, 2014.

At April 30, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 157,505,542	$ 9,314,869	$ (2,003,013)	$ 7,311,856

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees. Positions in futures contracts, interest rate swaps and options on interest rate swaps (“swaptions”) are valued at closing prices for such contracts established by the exchange or dealer market on which they are traded.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable issuers, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended April 30, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of April 30, 2014.

Valuations (in $000s)	Level 1	Level 2	Level 3	Total
Description
Assets:
Municipal Bonds	$-	$162,492	$-	$162,492
Preferred Shares	-	2,068	-	2,068
Money Market	257	-	-	257
Total	$257	$164,560	$-	$164,817

There were no transfers between levels for the nine months ended April 30, 2014.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:    /s/ Clifford D. Corso
Clifford D. Corso
President and Chief Executive Officer

Date:      June 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Clifford D. Corso
Clifford D. Corso
President and Chief Executive Officer

Date:      June 24, 2014

By:    /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      June 24, 2014